Parent Company Financial Data - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and demand deposits	$ 4,473	$ 7,538
Interest-earning deposits	113,461	62,865
Investments in:
Other assets	11,905	11,637
Total assets	632,304	577,253
Liabilities and shareholders’ equity
Short term debt	1,190	1,752
Long-term debt	9,974	9,534
Other liabilities	9,048	8,651
Total liabilities	587,129	532,713
Shareholders’ equity	34,520	33,890
Total liabilities and shareholders’ equity	632,304	577,253
Consolidated [Member]
ASSETS
Cash and demand deposits	287	379
Interest-earning deposits	1,256	1,752
Investments in:
Bank subsidiaries	43,042	41,997
Nonbank subsidiaries	450	376
Other assets	1,638	1,440
Total assets	46,673	45,944
Liabilities and shareholders’ equity
Master notes	1,190	1,752
Long-term debt	9,974	9,534
Other liabilities	989	768
Total liabilities	12,153	12,054
Shareholders’ equity	34,520	33,890
Total liabilities and shareholders’ equity	$ 46,673	$ 45,944